Interest in Other Entities (Details) - Schedule of additional investment of capital stock of fully diluted basis - Polyrizon [Member] $ in Thousands	6 Months Ended
Jul. 15, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of additional investment of capital stock of fully diluted basis [Line Items]
Operating loss	$ (31)
Net loss	$ (32)

[1]	translated at average exchange rates for the period